General information and significant accounting policies (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Period of time charter rates		5 years
Period of time charter rate, historical average used for impairment test		10 years
Other short-term highly liquid investments with original maturities of three months or less		0 years 3 months
Property, Plant and Equipment, Useful Life		25 years
Contracts to acquire New Vessels		71
Numbers of vessels owned		2
Amortization of deferred financing costs	$ 0	$ 150,000
Accumulated Amortization, Deferred Finance Costs		150,000
Duration of derivate not expected to be realized or settled and maturity duration of instrument to classify derivative as a non-current asset or non-current liability		0 years 12 months
Period used for estimated scrap value		4 years 0 months
Number of vessels held for sale		7
Asset Impairment Charges		0
Number of major customers		2
Number of financial institutions where cash and cash equivalents are maintained.		5
Cash, FDIC Insured Amount		$ 0
Minimum [Member]
Duration of planned major repairs and maintainence of vessel (in months)		0 years 30 months
Maximum [Member]
Duration of planned major repairs and maintainence of vessel (in months)		0 years 60 months
Kamsarmax Hull SS164 - TBN SBI Salsa [Member]
Number of vessels held for sale		1
Newbuilding Drybulk carriers [Member]
Minimum carrying capicity of vessels		30,000
Capesize converted to LR2 Tankers [Member]
Number of vessels held for sale		6
Year Built 2014 [Member] | Kamsarmax [Member]
Number of vessels owned		2
Kamsarmax pool [Member]
Concentration Risk, Customer		0.714
Ultramax pool [Member]
Concentration Risk, Customer		0.208